Borrowings - Long-Term Debt Obligations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Long-Term Debt Obligations:
June 30, 2019	$ 50,282
June 30, 2020	92,031
June 30, 2021	79,805
June 30, 2022	733,118
June 30, 2023	38,771
June 30, 2024 and thereafter	41,710
Total	$ 1,035,717	$ 1,077,687